Other assets and liabilities	12 Months Ended
Mar. 31, 2015
Other assets and liabilities

12. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2014 and 2015:

	2014	2015
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,122,247	2,490,956
Prepaid pension cost	403,654	712,523
Collateral provided for derivative transactions	466,420	673,511
Miscellaneous receivables	315,037	303,844
Margins provided for futures contracts	147,376	207,381
Security deposits	121,675	113,354
Loans held for sale	58,745	4,583
Other	563,841	612,452

Total	3,198,995	5,118,604

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,325,455	1,894,023
Miscellaneous payables	473,028	925,322
Collateral accepted for derivative transactions	432,820	737,032
Guaranteed trust principal	591,647	561,364
Margins accepted for futures contracts	289,381	386,082
Factoring amounts owed to customers	382,189	290,718
Unearned income	141,735	138,681
Other	785,768	1,001,641

Total	4,422,023	5,934,863

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, in respect of which the MHFG Group provides guarantees for the repayment of principal. See Note 24 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.